Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Line Items]
SUBSEQUENT EVENTS
13.    SUBSEQUENT EVENTS
In preparing the unaudited condensed consolidated financial statements, the Company has evaluated subsequent events through May 26, 2022, which is the date the unaudited condensed consolidated financial statements were available for issuance.
Claims
See claims as described in Note 9,
Litigation
above.
Financing
See 2022 B. Riley Term Loan drawdowns as described in Note 5,
Debt
, and Note 12,
Going Concern
above.
Merger with B. Riley 150
The Company completed the merger with B. Riley 150 on July 19, 202
2

15.    SUBSEQUENT EVENTS
In preparing the audited consolidated financial statements, the Company has evaluated subsequent events through March 14, 2022, which is the date the audited consolidated financial statements were available for issuance.
Claims
See claims as described in Note 11,
Litigation
above.

Agreement and Plan of Merger Amendment
In March 2022, the Company and B. Riley 150 entered into an amendment to the Merger Agreement. Pursuant to the amendment, among other things, as of the merger effective time, each FaZe vested stock option that is not exercised shall not automatically be converted into shares of Company’s common stock but instead will be converted into vested stock options exercisable into B. Riley 150 common stock as of merger effective time. Each vested stock option shall be treated as an issued and outstanding share of the Company’s common stock for all purposes of the Merger Agreement, calculated on a cashless basis. As a result, the calculation of the Exchange Ratio as defined in the Merger Agreement is not impacted.
Financing
In March 2022, the Company entered into an agreement for a term loan (“B. Riley Term Loan”) with B. Riley Principal Commercial Capital, LLC, an affiliate of B. Riley 150, allowing the Company to borrow an aggregate principal amount of up to $20 million maturing on the closing date of the Merger Agreement. The interest rate is 7.00% per annum. In the event that the Merger Agreement is terminated, on the date of the termination, in exchange for the B. Riley Term Loan, the Company will issue to the lender a secured convertible promissory note on substantially the same terms as the existing senior secured convertible promissory notes of the Company, in an aggregate principal amount equal to the outstanding principal balance (including capitalized interest) and the unpaid accrued interest of the B. Riley Term Loan on such date. The Company waived the minimum cash condition for closing in the proposed merger with B. Riley 150. The Company drew $10 million upon closing of the B. Riley Term Loan.
The Company has evaluated subsequent events through April 27, 2022.
Financing
The Company drew the final $10 million of the B. Riley Term Loan in April 2022.

B. Riley Principal 150 Merger Corp.[Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENTS
NOTE 9 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date and through the date that the financial statements were issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements except for the following:
The Company completed the merger with FaZe Clan, Inc. on July 19, 2022.

NOTE 10 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date and through March 7, 2022, the date that the financial statements were issued. The Company did not identify any subsequent events other than what was disclosed above that would have required adjustment or disclosure in the financial statements.